Fair Value of Financial Instruments (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($) loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 1,319	$ 1,247
Impaired Loans, Cumulative Charge-Offs	428
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 1,319	$ 1,247
Number of impaired loans not requiring a valuation allowance | loan	6	5
Impaired Loans, Cumulative Charge-Offs		$ 277